Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Cash at bank	$50,388	$32,460
Fixed deposit with licensed bank	$-	$17,423
Total cash and cash equivalents	$50,388	$49,883